7. COMMON SHARES	9 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
SHAREHOLDERS' EQUITY
COMMON SHARES

At March 31, 2021, the Company’s authorized capital consisted of 50,000,000 of common shares with a $0.001 par value and 13,400,236 shares were issued and outstanding.

During the period ended June 30, 2020, the Company incurred the following transactions:

On November 4, 2019, the Company issued 8,000,000 shares to the founders with a fair value of $8,000 in exchange for services.

On November 15, 2019, the Company issued 1,000,000 shares to two non-related parties with a fair value of $10,000 in exchange for services.

During the period from November 21, 2019 to March 31, 2020, the Company completed various private placements whereby a total of 290,380 common shares were issued at a price of $0.05 per share for a total value of $14,519.

During the nine- month period ended March 31, 2021, the Company incurred the following transactions:

During the period from July 2, 2020 to July 31, 2020, the Company completed various private placements whereby a total of 500,000 common shares were issued at a price of $0.05 per share for a total value of $25,000.

During the period from November 24, 2020 to March 31, 2021, the Company completed various private placements whereby a total of 196,000 common shares were issued at a price of $0.25 per share for a total value of $49,500.

As at March 31, 2021, the Company had a remaining balance of share subscriptions received of $8,000 for shares to be issued.

On December 28, 2020, the Company issued 110,000 shares to a non-related party at a price of $0.10 per share for a total value of $11,000 as commitment shares in exchange for services related to the issuance of convertible debt on Note 8 (b).

On March 29, 2021, the Company issued 88,000 shares to a non-related party at a price of $0.25 per share for a total value of $12,000 as debt issuance costs related to the issuance of convertible debt on Note 8 (c).

On March 29, 2021, the Company issued 100,000 shares to a director of the Company at a price of $0.25 per share for a total value of $25,000 in exchange for services.

Warrants

During the nine-month period ended March 31, 2021, the Company granted an aggregate of 2,200,000 warrants with a contractual life of two years and exercise price of $0.25 per share to lenders as part of the convertible debt financing transaction (Note 8 (b)).

The warrants were valued at $88,818 using the Black Scholes Option Pricing Model with the assumptions outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

March 31, 2021
Stock price	$0.25
Risk-free interest rate	1.06%
Expected life	2 years
Expected dividend rate	0%
Expected volatility	102.03%

Continuity of the Company’s common stock purchase warrants issued and outstanding is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2020	—	$—
Granted	2,200,000	0.25
Exercised	—	—
Expired	—	—
Outstanding, March 31, 2021	2,200,000	$0.25

As at March 31, 2021, the weighted average remaining contractual life of warrants outstanding was 1.24 years with an intrinsic value of $0.13.

At June 30, 2020, the Company’s authorized capital consisted of 50,000,000 of common shares with a $0.001 par value and 12,406,236 shares were issued and outstanding.

On November 4, 2019, the Company issued 8,000,000 shares to the founders with a fair value of $8,000 in exchange for services.

On November 15, 2019, the Company issued 1,000,000 shares to two non-related parties with a fair value of $10,000 in exchange for services.

During the period from November 15, 2019 to June 30, 2020, the Company completed various private placements whereby a total of 3,406,236 common shares were issued at a price of $0.05 per share for a total value of $170,312. As at June 30, 2020, $24,500 of the subscriptions still remains receivable.